Net Loss per Share - Schedule of Antidilutive Securities Excluded from Computation of Diluted Net Loss Per Share (Detail) - shares	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities excluded from computation of diluted shares outstanding	1,766,324	984,160	1,766,324	7,964,872	13,284,507	21,961,258	7,361,453
Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities excluded from computation of diluted shares outstanding				6,980,712	9,699,600	20,944,249	6,518,186
Warrants to Purchase Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities excluded from computation of diluted shares outstanding	14,800	14,800	14,800	14,800	14,800	44,406	14,800
Series A Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities excluded from computation of diluted shares outstanding					2,590,742
Options to Purchase Common Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities excluded from computation of diluted shares outstanding	1,751,524	969,360	1,751,524	969,360	979,365	972,603	828,467